Long-Term Debt (Estimated Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 322,618
2013	17,805
2014	1,271
2015	1,084
2016